QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 21 – QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Interest Expense	Net Interest Income	Provision	Securities Gain (loss)	Net Income (Loss)	Basic EPS	Diluted EPS

2011
First quarter	$2,662	$437	$2,225	$300	$(10)	$131	$.20	$.20
Second quarter	2,697	411	2,286	100	2	159	.25	.25
Third quarter	2,659	386	2,273	(240)	280	707	1.09	1.09
Fourth quarter	2,504	354	2,150	585	24	(247)	(.38)	(.38)

2010
First quarter	$2,860	$615	$2,245	$270	$26	$308	$0.48	$0.48
Second quarter	2,787	579	2,208	270	52	138	0. 21	0. 21
Third quarter	2,836	558	2,278	270	263	397	0. 62	0. 61
Fourth quarter	2,727	510	2,217	4,930	1	(2,945)	(4.56)	(4.55)

Fourth quarter 2010 net loss resulted from a $4.7 million increase in the provision for loan losses due to increased charges taken on nonperforming assets.  Fourth quarter 2011 net income declined compared to the prior quarter due to a $585,000 increase in the provision for loan losses due to increased charged off loans.

This information is an integral part of the accompanying consolidated financial statements.